Cover	3 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Central Index Key	0001839608
Entity Registrant Name	GETAROUND, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3122877
Entity Address, Address Line One	P.O. Box 24173
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94623
City Area Code	415
Local Phone Number	295-5725
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	7510
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	P.O. Box 24173
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94623
City Area Code	415
Local Phone Number	295-5725
Contact Personnel Name	Eduardo Iniguez